Shareholders' Equity (Schedule of RSUs granted) (Details) - RSU [Member]	6 Months Ended
Jun. 30, 2026 USD ($) $ / shares shares
Number of RSUs
Unvested at beginning of year	3,468,848
Granted	537,289
Vested	(462,683)
Forfeited	(241,761)
Unvested at end of the year	3,301,693
Weighted average fair value
Unvested at beginning of year | $	$ 2.34
Granted | $ / shares	$ 2.49
Vested | $ / shares	3.15
Forfeited | $ / shares	$ 2.4
Unvested at end of period | $	$ 2.34